Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Business and Basis of Presentation

Description of the Business

Brigham Minerals, Inc. (together with its wholly owned subsidiaries, “Brigham Minerals” or the “Company”) is a Delaware corporation formed in June 2018 to become a holding company. Brigham Minerals acquired an indirect interest in Brigham Resources, LLC (“Brigham Resources”), our predecessor, on July 16, 2018 in a series of restructuring transactions pursuant to which certain entities affiliated with Warburg Pincus LLC (“Warburg Pincus”) contributed all of their respective interests in the entities through which they held interests in Brigham Resources to Brigham Minerals in exchange for all of the outstanding shares of common stock of Brigham Minerals (the “July 2018 restructuring”). As a result of such restructuring transactions, Brigham Minerals became wholly owned by an entity affiliated with Warburg Pincus, and Brigham Minerals indirectly owned a 16.5% membership interest in Brigham Resources. The remaining outstanding membership interests of Brigham Resources remained with certain other entities affiliated with Warburg Pincus, Yorktown Partners LLC and Pine Brook Road Advisors, LP, Brigham Minerals’ management and its other investors (collectively, the “Original Owners”).

On November 20, 2018, Brigham Resources underwent a second series of restructuring transactions (the “November 2018 restructuring”). In the November 2018 restructuring, Brigham Resources became a wholly owned subsidiary of Brigham Minerals Holdings, LLC (“Brigham LLC”), which was a wholly owned subsidiary of Brigham Equity Holdings, LLC (“Brigham Equity Holdings”), and Brigham Equity Holdings became wholly owned by the owners of Brigham Resources immediately prior to such restructuring, directly or indirectly, through Brigham Minerals. As a result of the foregoing transactions, there was no change in the control or economic interests of the Original Owners and Brigham Minerals in Brigham Resources, although their ownership became indirect through Brigham Equity Holdings and its wholly owned subsidiary, Brigham LLC. The July 2018 restructuring and the November 2018 restructuring are collectively referred to herein as, the “2018 corporate reorganizations.”

Brigham Resources wholly owns Brigham Minerals, LLC and Rearden Minerals, LLC (collectively, the “Minerals Subsidiaries”), which acquire and actively manage a portfolio of mineral and royalty interests. The Minerals Subsidiaries are Brigham Resources’ sole material assets. Brigham Resources also previously owned Brigham Resources Operating, LLC (“Brigham Operating”), an upstream oil and gas exploration and production business in the southern Delaware Basin of West Texas. In February 2017, Brigham Operating completed the sale of substantially all of its oil and natural gas properties to an unrelated third-party purchaser, following which Brigham Operating’s only material assets consisted of an ownership interest in Oryx Southern Delaware Holdings, LLC, an entity that operates a crude oil gathering system located in the southern Delaware Basin. Immediately prior to Brigham Minerals’ initial public offering of shares of its Class A common stock, which was completed in April 2019 (the “IPO”), Brigham Resources distributed to its members or their affiliates 100% of the equity interests in Brigham Operating. Subsequent to the distribution, Brigham Resources no longer had any direct or indirect ownership interest in Brigham Operating. Unless otherwise indicated, the historical financial information relating to periods prior to our IPO reflects the historical financial results of our predecessor, excluding the historical results and operations of Brigham Operating.

Initial Public Offering

In April 2019, Brigham Minerals completed the IPO of 16,675,000 shares of Class A common stock at a price to the public of $18.00 per share. This resulted in net proceeds of approximately $273.3 million, after deducting underwriting commissions and discounts and offering expenses. As a result of the IPO and the corporate restructuring described below, Brigham Minerals became a holding company whose sole material asset consists of a 43.3% interest in Brigham LLC, which wholly owns Brigham Resources. Brigham Resources continues to wholly own the Minerals Subsidiaries, which own all of Brigham Resources’ operating assets. In connection with the IPO, Brigham Minerals became the sole managing member of Brigham LLC and is responsible for all operational, management and administrative decisions relating to Brigham LLC’s business and consolidates the financial results of Brigham LLC and its wholly-owned subsidiary, Brigham Resources.

All of the interests in Brigham Operating were distributed, directly or indirectly, to the Original Owners prior to the consummation of the IPO. As a result, neither Brigham Minerals nor Brigham LLC owned any direct or indirect interest in Brigham Operating at the time of the IPO.

In connection with the IPO,

•	all of the outstanding membership interests in Brigham LLC were converted into a single class of common units in Brigham LLC (the “Brigham LLC Units”);

•	Brigham Minerals issued shares of Class A common stock to certain of our Original Owners in exchange for incentive units in Brigham Equity Holdings;

•

Brigham Equity Holdings distributed all of its equity interests in Brigham LLC, other than its interests in Brigham LLC attributable to certain unvested incentive units in Brigham Equity Holdings, to the Original Owners and Brigham Minerals (which resulted in the ownership in Brigham LLC of our Original Owners with respect to unvested incentive units remaining consolidated in Brigham Equity Holdings);

•	Brigham Minerals issued 16,675,000 shares of Class A common stock, including the Underwriters’ overallotment, to purchasers in the IPO in exchange for the cash proceeds of the IPO;

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Each holder of Brigham LLC Units following the restructuring (a “Brigham Unit Holder”), other than Brigham Minerals and its subsidiaries, received a number of shares of Class B common stock equal to the number of Brigham LLC Units held by such Brigham Unit Holder following the IPO; and

•

Brigham Minerals contributed, directly or indirectly, the net proceeds of the IPO to Brigham LLC in exchange for an additional number of Brigham LLC Units such that Brigham Minerals holds, directly or indirectly, a total number of Brigham LLC Units equal to the number of shares of Class A common stock outstanding following the IPO.

After the transactions discussed above and after the IPO,

•	the Original Owners own all of Brigham Minerals’ Class B common stock, representing 56.7% of Brigham Minerals’ capital stock;

•	the Original Owners own 5,322,198 shares, or 24.2%, of Brigham Minerals’ Class A common stock, representing 10.5% of Brigham Minerals’ capital stock;

•	investors in the IPO own 16,675,000 shares, or 75.8%, of Brigham Minerals’ Class A common stock, representing 32.8% of Brigham Minerals’ capital stock;

•	Brigham Minerals owns an approximate 43.3% interest in Brigham LLC; and

•

the Original Owners own directly an approximate 56.7% interest in Brigham LLC (in addition to the 10.5% interest in Brigham LLC the Original Owners own indirectly through their ownership of shares of Brigham Minerals’ Class A common stock).

Following the IPO, and prior to September 30, 2019, Brigham Resources:

•	fully repaid the $200.0 million outstanding balance under the Owl Rock credit facility (as defined below) on May 7, 2019;

•

wrote-off $4.0 million of capitalized debt issuance cost and incurred $2.1 million in prepayment fees and $0.8 million in accrued legal fees resulting in a loss on extinguishment of debt of approximately $6.9 million in its statement of operations;

•	applied capitalized issuance cost of $8.7 million as a reduction of additional paid-in-capital of which $3.6 million was incurred in 2018 and $5.1 million was incurred in 2019;

•

recognized a charge for share-based compensation cost of approximately $8.2 million related to the estimated fair value of the Incentive Units (as defined below), restricted stock awards (“RSAs”), restricted stock units subject to time-based vesting (“RSUs”) and restricted stock units subject to performance-based vesting (“PSUs”), net of $2.4 million of capitalized share-based compensation expense, all of which was non-cash. In addition, as the vesting conditions of the Incentive Units, RSAs, RSUs and PSUs are satisfied, Brigham Minerals will recognize additional non-cash charges for share-based compensation cost of approximately $21.3 million, a portion of which will be capitalized;

•

entered into a credit agreement on May 16, 2019 with a banking syndicate, including Wells Fargo Bank, N.A., as administrative agent for a new revolving credit facility (as defined below) with a borrowing base of $135.0 million and outstanding balance of $45.0 million as of September 30, 2019; and

•	received a full refund of the cash collateral related to the existing WTI fixed price swap contracts, which was $1.6 million as of May 2019, upon entering into the new revolving credit facility.

On November 7, 2019, the borrowing base on our new revolving credit facility was increased to $150.0 million. See “Note 7—Long-Term Debt” and “Note 14—Subsequent Events” to the condensed consolidated and combined financial statements of Brigham Minerals as of September 30, 2019 included elsewhere in this prospectus for further discussion.

Basis of Presentation

Subsequent to the July 2018 restructuring and prior to the IPO, Brigham Minerals used the equity method of accounting for its investment in Brigham Resources, its predecessor, because its 16.5% ownership in Brigham Resources provided Brigham Minerals with significant influence, but not with a controlling financial interest or the ability to direct the most significant activities of Brigham Resources. Upon the completion of the IPO, Brigham Minerals indirectly owned an approximate 43.3% interest of Brigham Resources and 100% of the voting rights and consolidates the results of operations of Brigham Resources. Accordingly, the accompanying unaudited condensed consolidated and combined financial statements and related notes of Brigham Minerals for periods prior to the IPO, including the 2018 amounts presented, have been retrospectively recast to include the historical results and operations of Brigham Resources at historical carrying values. All intercompany transactions between Brigham Minerals and Brigham Resources have been eliminated.

The accompanying unaudited consolidated condensed and combined interim financial statements of Brigham Minerals have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), except that, in accordance with the instructions to Form 10-Q, they do not include all of the notes required for financial statements prepared in conformity with U.S. GAAP. Accordingly, the accompanying unaudited interim financial statements should be read in conjunction with our audited financial statements included in the registration statement on Form S-1, as amended, filed with the Securities and Exchange Commission (the “SEC”) and declared effective on April 17, 2019 (the “IPO registration statement”). The unaudited interim financial statements reflect all normal recurring adjustments that, in the opinion of management, are necessary for a fair representation. The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of the results to be expected for the entire fiscal year ending December 31, 2019. Unless otherwise indicated, the historical financial information relating to periods prior to our IPO reflects only the historical financial results of our predecessor, excluding the historical results and operations of Brigham Operating.

Brigham Minerals operates in one segment: oil and natural gas exploration and production.

1. Organization and Basis of Presentation

Brigham Minerals, Inc. (“Brigham Minerals”) is a Delaware corporation formed in June 2018 for the purpose of completing an initial public offering (the “IPO”) and related transactions. In April 2019, Brigham Minerals completed the IPO of 16,675,000 shares of Class A common stock. As a result of the IPO and certain reorganization transactions, Brigham Minerals became a holding company whose sole material asset consists of an ownership interest in Brigham Minerals Holdings, LLC (“Brigham LLC”), which wholly owns Brigham Resources, LLC (“Brigham Resources” or the “Predecessor”). Brigham Resources wholly owns Brigham Minerals, LLC and Rearden Minerals, LLC (collectively, the “Minerals Subsidiaries”), which own all of Brigham Resources’ operating assets. The Minerals Subsidiaries acquire and actively manage a portfolio of mineral and royalty interests located in seven states in the continental U.S., including all of the major onshore producing basins. In connection with the IPO, Brigham Minerals became the sole managing member of Brigham LLC and is responsible for all operational, management and administrative decisions relating to Brigham LLC’s business. References to “we,” “us” and “our” mean Brigham Minerals.

The accompanying consolidated and combined financial statements of Brigham Minerals have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated and combined financial statements reflect all normal recurring adjustments that, in the opinion of management, are necessary for a fair presentation. All significant intercompany transactions and balances have been eliminated upon consolidation and combination. Brigham Resources operates in one segment: oil and natural gas exploration and production.

Brigham Resources has historically owned and operated two distinct lines of business through its subsidiaries:

•	the Minerals Business through the Minerals Subsidiaries; and

•

an upstream oil and gas exploration and production business (the “Upstream Business”) in the Southern Delaware Basin of West Texas (including interests in certain related gathering systems) through Brigham Resources Operating, LLC (“Brigham Operating”).

In February 2017, Brigham Operating completed the sale of substantially all of its oil and natural gas properties to an unrelated third-party purchaser, following which Brigham Operating’s only material assets have consisted of an ownership interest in Oryx Southern Delaware Holdings, LLC (“Oryx”), an entity that operates a crude oil gathering system located in the Southern Delaware Basin. Brigham Resources plans to distribute to its members or their affiliates 100% of the equity interests in Brigham Operating. Subsequent to such distribution Brigham Resources will no longer have any direct or indirect ownership interest in Brigham Operating. Accordingly, the accompanying consolidated financial statements of Brigham Resources exclude the assets, liabilities and results of operations of Brigham Operating.

Upon the completion of the IPO and associated reorganization, Brigham Minerals indirectly owned an approximate 43.3% interest of Brigham Resources and 100% of the voting rights, and as such, consolidated the results of operations of Brigham Resources. The IPO and associated reorganization was a transaction that lacked substance, and as such, Brigham Resources was consolidated at historical carrying values.

In order to furnish comparative financial information, the historical financial statements and related notes of Brigham Minerals for periods prior to the IPO have been retrospectively revised to include the combined historical financial information of both Brigham Resources (at historical carrying values) and Brigham Minerals, taking into account state and federal income taxes and liabilities associated with Brigham Minerals. All intercompany transactions between Brigham Minerals and Brigham Resources have been eliminated. Because Brigham Minerals acquired an interest in Brigham Resources as part of certain reorganization transactions in 2018, net income is attributable to stockholders of Brigham Minerals in addition to our Predecessor beginning in 2018.

Subsequent to the issuance of our December 31, 2017 consolidated financial statements, we corrected the amount of equity securities distributed, included in the supplemental disclosure of non-cash activity, from $37,988 to $20,092 (in thousands) for the year ended December 31, 2017. Additionally, we corrected the presentation of gains and losses on sales of assets, and we included these gains and losses in other operating income for all periods presented. This resulted in a $94.6 million increase to previously reported operating expenses and a corresponding increase to previously reported operating income for the year ended December 31, 2017. These corrections did not impact the previously reported consolidated balance sheet as of December 31, 2017 or consolidated statements of comprehensive income, members’ equity or cash flows and have been accounted for as immaterial corrections of errors.